PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution 2055 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 11 .1%
208,923  Vanguard FTSE
Developed Markets
ETF
$ 13,387,786
7 .1
105,846  Vanguard FTSE
Emerging Markets ETF
5,720,976
3 .0
33,875  Vanguard Long-Term
Treasury ETF
1,875,151
1 .0
Total Exchange-Traded
Funds
(Cost $18,899,632)
20,983,913
11 .1
MUTUAL FUNDS : 88 .9%
Affiliated Investment Companies : 88 .9%
574,911  Voya Large Cap Value
Fund - Class R6
7,565,827
4 .0
275,094  Voya MI Dynamic
Small Cap Fund
- Class R6
3,801,804
2 .0
704,156  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
9,449,779
5 .0
3,312,274  Voya Multi-Manager
International Equity
Fund - Class I
38,124,277
20 .0
500,528  Voya Multi-Manager
Mid Cap Value Fund
- Class I
4,699,961
2 .5
159,770  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
12,428,534
6 .5
42,232  Voya Small Cap
Growth Fund - Class
R6
1,900,012
1 .0
3,679,775  Voya U.S. Stock Index
Portfolio - Class I
74,073,876
38 .9
178,783  VY
®
Invesco Comstock
Portfolio - Class I
3,775,899
2 .0
368,983  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
9,519,774
5 .0
366,008  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
3,802,820
2 .0
Total Mutual Funds
(Cost $161,258,955)
169,142,563
88 .9
Total Long-Term
Investments
(Cost $180,158,587)
190,126,476
100 .0
Total Investments in
Securities
(Cost $180,158,587) $ 190,126,476 100 .0
Assets in Excess of
Other Liabilities 75,860 0.0
Net Assets $ 190,202,336 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution 2055 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 20,983,913 $ — $ — $ 20,983,913
Mutual Funds 169,142,563 — — 169,142,563
Total Investments, at fair value $ 190,126,476 $ — $ — $ 190,126,476
Other Financial Instruments+
Futures 7,562 — — 7,562
Total Assets $ 190,134,038 $ — $ — $ 190,134,038
Liabilities Table
Other Financial Instruments+
Futures $ (66,599) $ — $ — $ (66,599)
Total Liabilities $ (66,599) $ — $ — $ (66,599)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Large Cap Value Fund -
Class R6
$ — $ 8,303,834 $ (92,377) $ (645,630) $ 7,565,827 $ — $ (7,103) $ —
Voya Large Cap Value Portfolio -
Class R6
7,508,225 1,051,909 (8,159,101) (401,033) — 8,534 (74,797) 819,379
Voya MI Dynamic Small Cap Fund
- Class R6
3,847,470 176,861 (65,404) (157,123) 3,801,804 — 3,956 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
10,776,667 676,378 (1,607,594) (395,672) 9,449,779 — 1,011,690 —
Voya Multi-Manager International
Equity Fund - Class I
32,671,144 6,494,480 (462,547) (578,800) 38,124,277 — 117,017 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
4,924,612 452,641 (964,843) 287,551 4,699,961 — (46,586) —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
13,403,261 1,543,531 (754,445) (1,763,813) 12,428,534 — 431,066 —
Voya Small Cap Growth Fund -
Class R6
2,082,619 119,420 (180,771) (121,256) 1,900,012 — 70,255 —
Voya U.S. Stock Index Portfolio -
Class I
67,370,431 11,640,534 (1,133,831) (3,803,258) 74,073,876 — 317,678 —
VY
®
Invesco Comstock Portfolio -
Class I
5,740,654 131,470 (2,084,659) (11,566) 3,775,899 — 103,088 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
14,152,497 747,899 (4,791,075) (589,547) 9,519,774 — 108,937 —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
3,890,312 480,122 (325,451) (242,163) 3,802,820 — (9,853) —
$ 166,367,892 $ 31,819,079 $ (20,622,098) $ (8,422,310) $ 169,142,563 $ 8,534 $ 2,025,348 $ 819,379
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Solution 2055 Portfolio
At March 31, 2026, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 43 06/30/26 $ 4,651,727 $ (66,599)
$ 4,651,727 $ (66,599)
Short Contracts:
3-month SOFR (19) 09/15/26 (4,575,913) 7,562
$ (4,575,913) $ 7,562
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 11,736,847
Gross Unrealized Depreciation (1,768,958)
Net Unrealized Appreciation $ 9,967,889